Intangible Assets - Schedule of Intangible Assets and Goodwill (Detail) $ in Millions, $ in Millions	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)
Disclosure Of Intangible Assets And Goodwill [abstract]
Rights to produce and distribute Coca-Cola trademark products	$ 87,036				$ 87,617
Goodwill	42,994				40,530
Trademark rights	6,679				6,699
Other indefinite lived intangible assets	2,298				1,977
Technology cost and management systems	3,740				4,270
Systems in development	807				777
Alcohol licenses	1,314				1,224
Others	3,248				2,516
Total intangible assets and goodwill	$ 148,116	[1]	$ 7,711		$ 145,610

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3